UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-22039
                                                    ----------------------------

     FIRST TRUST/GALLATIN SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 630-241-4141
                                                           -------------

                      Date of fiscal year end: NOVEMBER 30
                                              ------------

                     Date of reporting period: MAY 31, 2007
                                              -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

     FIRST TRUST/GALLATIN SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
                               SEMI-ANNUAL REPORT
    FOR THE PERIOD MAY 25, 2007 (COMMENCEMENT OF OPERATIONS) TO MAY 31, 2007

--------------------------------------------------------------------------------
TABLE OF CONTENTS
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 FIRST TRUST/GALLATIN SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND (FGB)
                               SEMI-ANNUAL REPORT
                                  MAY 31, 2007


Shareholder Letter ..................................................  1
Sub-Advisor and Portfolio Management Team ...........................  2
Portfolio Components ................................................  3
Portfolio of Investments ............................................  4
Statement of Assets and Liabilities .................................  5
Statement of Operations .............................................  6
Statement of Changes in Net Assets ..................................  7
Financial Highlights ................................................  8
Notes to Financial Statements .......................................  9
Additional Information .............................................. 13
   Dividend Reinvestment Plan
   Proxy Voting Policies and Procedures
   Portfolio Holdings
   NYSE Certification Information
   By-Law Amendments
   Advisory and Sub-Advisory Agreements
   Privacy Policy

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

     This report contains certain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (the "Advisor") and/or Gallatin Asset Management, Inc. ("Gallatin" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

     Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust/Gallatin Specialty Finance and Financial Opportunities Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Gallatin and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

     There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund.

     Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and common share price will fluctuate and Fund shares, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

     This report contains information that may help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

     By reading the letter from the Fund's President, James A. Bowen, you may obtain an understanding of how the market environment affected the Fund's performance.

     It is important to keep in mind that the opinions expressed by Mr. Bowen and personnel of Gallatin are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. Of course, the risks of investing in the Fund are spelled out in the prospectus.

--------------------------------------------------------------------------------
Shareholder Letter
--------------------------------------------------------------------------------

 FIRST TRUST/GALLATIN SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND (FGB)
                               SEMI-ANNUAL REPORT
                                  MAY 31, 2007


Dear Shareholders:

We believe investment opportunities abound, both here and abroad, affording the potential for exceptional returns for investors. At First Trust Advisors L.P. ("First Trust"), we realize that we must be mindful of the complexities of the global economy and at the same time address the needs of our customers through the types of investments we bring to market.

We are single-minded about providing a range of investment products, including our family of closed-end funds, to help First Trust meet the challenge of maximizing our customers' financial opportunities. Translating investment ideas into products which can deliver performance over the long term while continuing to support our current product line remains a focus for First Trust as we head into the future.

First Trust/Gallatin Specialty Finance and Financial Opportunities Fund (the "Fund") began trading on the New York Stock Exchange on May 25, 2007 under the ticker symbol "FGB". The report you hold is the first semi-annual report for the Fund and covers the limited period from May 25, 2007 (commencement of operations) to May 31, 2007. The market value and net asset value total returns during this period were 2.45% and -0.21%, respectively. Since the Fund is in its initial invest-up period, only 3.8% of its net assets were invested as of May 31, 2007. Given the limited time period and the small amount of net assets invested through the report date, a portfolio commentary by Gallatin Asset Management, Inc. ("Gallatin"), the Fund's sub-advisor, is not included in this report. However, on the following page you will find a description of the sub-advisor and biographies of the portfolio management team.

First Trust is pleased to be a part of your financial portfolio and we will continue to offer you current information about your investment, as well as new opportunities in the financial marketplace, through your financial advisor. We value our relationship with you and appreciate the opportunity to assist you in achieving your financial goals.

Sincerely,

/S/JAMES A. BOWEN
James A. Bowen
President of First Trust/Gallatin Specialty Finance and Financial
Opportunities Fund
July 13, 2007

--------------------------------------------------------------------------------
                   SUB-ADVISOR AND PORTFOLIO MANAGEMENT TEAM
--------------------------------------------------------------------------------

SUB-ADVISOR

Gallatin Asset Management, Inc. ("Gallatin" or the "Sub-Advisor"), a registered investment advisor, is the Sub-Advisor to First Trust/Gallatin Specialty Finance and Financial Opportunities Fund (the "Fund"). Gallatin provides asset management and advisory services to high net worth individuals and institutional investors. Gallatin, organized in 2005, is a wholly-owned subsidiary of A.G. Edwards, Inc. The majority of Gallatin's investment personnel previously comprised A.G. Edwards' Asset Management Department, and its investment management team has remained intact since that time. Its 13 managers and analysts count more than 180 years of aggregate investment experience.

Among its investment strategies, Gallatin has approximately $10.3 billion of assets under management as of May 31, 2007. Of these, approximately $3.1 billion are managed in equity and investment grade fixed income portfolios. Gallatin also manages approximately $7.2 billion in portfolios of selected exchange-traded funds ("ETFs") that are guided by proprietary asset allocation models. These models are driven by the firm's analysis of cyclical changes within the economy and financial markets combined with quantitative modeling. Gallatin's advisory arm also employs investment manager analysts who provide careful selection and monitoring of mutual funds, unit investment trusts, ETFs and separate account managers.

Gallatin is responsible for the day-to-day management of the Fund's portfolio utilizing a team of portfolio managers comprised of the following Gallatin personnel:

PORTFOLIO MANAGEMENT TEAM

MARK A. KELLER, CFA, SENIOR VICE PRESIDENT, CHIEF INVESTMENT OFFICER

Mark Keller serves as senior vice president and chief investment officer for Gallatin. Since 1994, Mr. Keller has led the Asset Management program for A.G. Edwards, Inc. and its affiliates and continues in this capacity now as part of the wholly-owned subsidiary, Gallatin. Mr. Keller also chairs the A.G. Edwards Investment Strategy Committee. Prior to 1994, he served for 15 years in A.G. Edwards' Securities Research Department as an analyst covering a variety of industries. During his last five years in Securities Research, Mr. Keller served as equity strategist and manager of the firm's Focus List. He has been a CFA charterholder since 1984 and has a B.A. from Wheaton College (Illinois).

DAVID B. MIYAZAKI, CFA, VICE PRESIDENT, EQUITY PORTFOLIO MANAGER

David Miyazaki serves as a portfolio manager for Gallatin where he manages equity portfolios with a value discipline. He is also a member of the A.G. Edwards Investment Strategy Committee, working to establish and maintain the firm's asset allocation recommendations. Prior to joining A.G. Edwards in 1999, Mr. Miyazaki managed a short-term interest rate arbitrage portfolio for Koch Industries from 1996 to 1999. He worked as an analyst for Prudential Capital's private placement group from 1993 to 1996 and traded mortgage-backed securities for a boutique firm in Dallas, Texas, from 1991 to 1993. Mr. Miyazaki has been a CFA charterholder since 1995. He graduated from Texas Christian University with a B.A. in business administration.

DANIEL T. WINTER, CFA, VICE PRESIDENT, EQUITY PORTFOLIO MANAGER

Dan Winter serves as a portfolio manager for Gallatin where he manages equity portfolios with a value discipline. He has served A.G. Edwards, Inc. and its affiliates in an equity portfolio manager capacity since 1992, first for A.G. Edwards Trust Co., then with A.G. Edwards Asset Management department and continues in this capacity now as part of the wholly-owned subsidiary, Gallatin. During his tenure with A.G. Edwards Trust Co., Mr. Winter specialized in the management of a variety of portfolios, including charitable remainder trusts, foundations, endowments, employee benefits, and rabbi and personal trusts; in 1996 he formally joined the Asset Management department. He also directs the daily trading for the equity portfolios. Mr. Winter has been a CFA charterholder since 1995. He earned a B.A. in business management with a finance concentration from Eckerd College (St. Petersburg, Fla.) and an M.B.A. from Saint Louis University.

FIRST TRUST/GALLATIN SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND PORTFOLIO COMPONENTS (A)
MAY 31, 2007 (UNAUDITED)



                               [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Capital Markets                        90.7%
Real Estate Investment Trust            8.6%
Oil, Gas & Consumable Fuels             0.7%

(a) Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.



                    See Notes to Financial Statements.                    Page 3

FIRST TRUST/GALLATIN SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND PORTFOLIO OF INVESTMENTS
MAY 31, 2007 (UNAUDITED)


                                                               MARKET
         SHARES    DESCRIPTION                                 VALUE
        --------  ---------------------------------------    ------------
COMMON STOCKS - 3.8%

                  CAPITAL MARKETS - 3.5%
         48,700   Allied Capital Corp. ................   $   1,543,790
        100,000   Apollo Investment Corp. .............       2,353,000
        100,000   Ares Capital Corp. ..................       1,853,000
          6,328   Kohlberg Capital Corp. ..............         118,080
         25,000   PennantPark Investment Corp. (a) ....         374,500
         10,000   Prospect Energy Corp. ...............         177,400
        100,000   Technology Investment Capital Corp. .       1,722,000
                                                          -------------
                                                              8,141,770
                                                          -------------
                  OIL, GAS & CONSUMABLE FUELS - 0.0%
          3,406   NGP Capital Resources Co. ...........          58,924
                                                          -------------
                  REAL ESTATE INVESTMENT TRUST (REIT) - 0.3%
         50,000   Annaly Capital Management, Inc. .....         772,000
                                                          -------------
                  TOTAL INVESTMENTS - 3.8% ............       8,972,694
                  (Cost $8,985,121) (b)

                  NET OTHER ASSETS AND LIABILITIES - 96.2%  225,527,959
                                                          -------------
                  NET ASSETS - 100.0% .................   $ 234,500,653
                                                          =============
------------------------------------------
         (a) Non-income producing security.
         (b) Aggregate cost for federal tax and financial reporting purposes.

Page 4              See Notes to Financial Statements.

FIRST TRUST/GALLATIN SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2007 (UNAUDITED)

ASSETS:
Investments, at value
         Cost ($8,985,121) .............................................................     $       8,972,694
Cash ...................................................................................           235,030,008
Receivables:
        Dividends ......................................................................                    41
                                                                                             -----------------
             Total Assets ..............................................................           244,002,743
                                                                                             -----------------
LIABILITIES:
Payables:
    Investment securities purchased ....................................................             8,985,121
    Offering cost ......................................................................               492,210
    Investment advisory fees ...........................................................                19,276
    Administrative fees ................................................................                 1,871
    Printing fees ......................................................................                   991
    Audit and legal fees ...............................................................                   970
    Custodian fees .....................................................................                   424
    Trustees' fees and expenses ........................................................                   321
    Transfer agent fees ................................................................                   311
Accrued expenses and other liabilities .................................................                   595
                                                                                             -----------------
             Total Liabilities .........................................................             9,502,090
                                                                                             -----------------
NET ASSETS .............................................................................     $     234,500,653
                                                                                             =================
NET ASSETS CONSIST OF:
Accumulated net investment loss ........................................................     $         (24,718)
Net unrealized appreciation (depreciation) on investments ..............................               (12,427)
Par value ..............................................................................               123,052
Paid-in capital ........................................................................           234,414,746
                                                                                             -----------------
        Net Assets .....................................................................     $     234,500,653
                                                                                             =================
NET ASSET VALUE, applicable to Common Share (par value $0.01 per Common Share) .........     $           19.06
                                                                                             =================
Number of Common Shares outstanding (unlimited number of Common Shares has been authorized)         12,305,236
                                                                                             =================



                   See Notes to Financial Statements.                     Page 5

FIRST TRUST/GALLATIN SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED MAY 31, 2007(A)(UNAUDITED)

INVESTMENT INCOME:
Dividends ..................................................................    $        41
                                                                                -----------
   Total investment income .................................................             41
                                                                                -----------
EXPENSES:
Investment advisory fees ...................................................         19,276
Administration fees ........................................................          1,871
Printing fees ..............................................................            991
Audit and legal fees .......................................................            970
Custodian fees .............................................................            424
Trustees' fees and expenses ................................................            321
Transfer agent fees ........................................................            311
Other ......................................................................            595
                                                                                -----------
   Total expenses ..........................................................         24,759
                                                                                -----------
NET INVESTMENT LOSS ........................................................        (24,718)
                                                                                -----------
NET UNREALIZED GAIN (LOSS):
Net change in unrealized appreciation (depreciation) on investments ........        (12,427)
                                                                                -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............    $   (37,145)
                                                                                ===========

--------------------------------------------------
(a) Initial seed date of April 23, 2007. The Fund commenced operations on May 25, 2007.

Page 6         See Notes to Financial Statements.

FIRST TRUST/GALLATIN SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND STATEMENT OF CHANGES IN NET ASSETS

                                                                             PERIOD
                                                                              ENDED
                                                                           5/31/2007(A)
                                                                            (UNAUDITED)
                                                                          ---------------
OPERATIONS:
Net investment loss ...................................................   $       (24,718)
Net change in unrealized appreciation (depreciation) on investments ...           (12,427)
                                                                          ---------------
Net increase (decrease) in net assets resulting from operations .......           (37,145)
                                                                          ---------------
CAPITAL TRANSACTIONS:
Net proceeds from sale of 12,305,236 Common Shares ....................       235,030,008
Offering costs ........................................................          (492,210)
                                                                          ---------------
Net increase from capital transactions ................................       234,537,798
                                                                          ---------------
Net increase in net assets ............................................       234,500,653

NET ASSETS:
Beginning of period ...................................................                --
                                                                          ---------------
End of period .........................................................   $   234,500,653
                                                                          ===============
Accumulated net investment loss at end of period ......................   $       (24,718)
                                                                          ===============

--------------------------------------------------
(a) Initial seed date of April 23, 2007. The Fund commenced operations on May 25, 2007.

                 See Notes to Financial Statements.                      Page 7

FIRST TRUST/GALLATIN SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                    PERIOD
                                                                    ENDED
                                                                  5/31/07(A)
                                                                  (UNAUDITED)
                                                                   ---------
Net asset value, beginning of period ..........................    $   19.10(b)
                                                                   ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income .........................................           --(c)
Net realized and unrealized gain (loss) on investments ........           --(c)
                                                                   ---------
Total from investment operations ..............................           --(c)
                                                                   ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income .........................................           --
Total from distributions ......................................           --
                                                                   ---------
Common Shares offering costs charged to paid-in capital .......        (0.04)
                                                                   ---------
Net asset value, end of period ................................    $   19.06
                                                                   =========
Market value, end of period ...................................    $   20.49
                                                                   =========
TOTAL RETURN BASED ON NET ASSET VALUE (d)(e) ..................        (0.21)%
                                                                   =========
TOTAL RETURN BASED ON MARKET VALUE (e)(f) .....................         2.45%
                                                                   =========
--------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..........................    $ 234,501
Ratio of total expenses to average net assets .................         1.28%(g)
Ratio of net investment income to average net assets ..........        (1.28)%(g)
Portfolio turnover rate .......................................            0%

--------------------------------------------------
(a) Initial seed date of April 23, 2007. The Fund commenced operations on May 25, 2007.
(b)  Net of sales load of $0.90 per share on initial shares issued.
(c)  Amount represents less than $0.01 per Common Share.
(d) Total return based on net asset value is the combination of reinvested dividend distributions and reinvested capital gainsdistributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in net asset value per share anddoes not reflect sales load.
(e)  Total return is not annualized for periods less than one year.
(f) Total return based on market value is the combination of reinvested dividend distributions and reinvested capital gainsdistributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in Common Share market price per share.
(g)  Annualized.

Page 8            See Notes to Financial Statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

 FIRST TRUST/GALLATIN SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND (FGB)
                            MAY 31, 2007 (UNAUDITED)


                              1. FUND DESCRIPTION

First Trust/Gallatin Specialty Finance and Financial Opportunities Fund (the "Fund") is a non-diversified, closed-end management investment company organized as a Massachusetts business trust on March 20, 2007, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FGB on the New York Stock Exchange ("NYSE").

The Fund's investment primary objective is to seek a high level of current income. The Fund seeks attractive total return as a secondary objective. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its Managed Assets in a portfolio of securities of specialty finance and other financial companies that Gallatin Asset Management, Inc. ("Gallatin" or the "Sub-Advisor") believes offer attractive opportunities for income and capital appreciation. There can be no assurance that the Fund's investment objectives will be achieved. Under normal market conditions, the Fund will concentrate its investments in securities of companies within industries in the financial sector. Managed Assets are defined as the value of the securities and other investments the Fund holds plus cash and other assets, including interest accrued but not yet received, minus accrued liabilities other than the principal amount of borrowings.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The Fund determines the net asset value ("NAV") of its Common Shares daily, as of the close of regular session trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is computed by subtracting the Fund's liabilities (including accrued expenses, dividends payable and any borrowings of the Fund) and the liquidation value of any outstanding Preferred Shares, if any, from the Fund's total assets (the value of securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, would materially affect NAV, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees and in accordance with the provisions of the 1940 Act.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. At May 31, 2007, the Fund had no when-issued or delayed-delivery purchase commitments.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

 FIRST TRUST/GALLATIN SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND (FGB)
                            MAY 31, 2007 (UNAUDITED)

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income, if any, of the Fund are declared and paid quarterly or as the Board of Trustees may determine from time to time. Distributions of any net capital gains earned by the Fund are distributed at least annually. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

D. INCOME TAXES:

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes.

E. EXPENSES:

The Fund pays all expenses directly related to its operations.

F. ORGANIZATION AND OFFERING COSTS:

Organization costs consist of costs incurred to establish the Fund and enable it to legally do business. These costs include filing fees, listing fees, legal services pertaining to the organization of the business and audit fees relating to the initial registration and auditing the initial statement of assets and liabilities, among other fees. Offering costs consist of legal fees pertaining to the Fund's Common Shares offered for sale, registration fees, underwriting fees, and printing of the initial prospectus, among other fees. First Trust and Gallatin have paid all organization expenses and all offering costs of the Fund (other than sales load) that exceeded $0.04 per Common Share. The Fund's share of Common Share offering costs, $492,210, was recorded as a reduction of the proceeds from the sale of Common Shares.

G. ACCOUNTING PRONOUNCEMENTS:

In July 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This pronouncement provides guidance on the recognition, measurement, classification, and disclosures related to uncertain tax positions, along with any related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157 ("SFAS 157"), Fair Value Measurements was issued by the FASB and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Fund pursuant to an Investment Management Agreement. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and certain administrative services necessary for the management of the Fund. For these services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund's Managed Assets.

Gallatin serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives a portfolio management fee at an annual rate of 0.50% of Managed Assets that is paid monthly by First Trust from its investment advisory fee.

On May 31, 2007, Wachovia Corp. announced that it had reached an agreement in principle with A.G. Edwards, Inc. under which Wachovia Corp. will acquire A.G. Edwards, Inc. (the "Acquisition"). A.G. Edwards & Sons, Inc., the Fund's lead managing underwriter of the initial public offering of the Fund's Common Shares, and Gallatin are wholly-owned subsidiaries of A.G. Edwards, Inc. Subject to certain regulatory approvals and the approval by the shareholders of A.G. Edwards, Inc., the Acquisition is expected to be completed in the fourth quarter of 2007. Depending on the structure and terms of the Acquisition, the Acquisition, if completed, may result in a change of control of Gallatin which would constitute an assignment, as that term is defined in the1940 Act, of the sub-advisory agreement among

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

 FIRST TRUST/GALLATIN SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND (FGB)
                            MAY 31, 2007 (UNAUDITED)

the Fund, Gallatin and First Trust, thus having the effect of automatically terminating the sub-advisory agreement. In the event of the automatic termination of the sub-advisory agreement, it is expected that a new sub-advisory agreement among the Fund, Gallatin and First Trust, pursuant to which Gallatin would continue to serve as the Fund's Sub-Advisor following completion of the Acquisition, would be presented to the Fund's Board of Trustees and the Fund's shareholders for their approval.

PFPC Inc. ("PFPC"), an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Administrator and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, also an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Custodian in accordance with certain fee arrangements.

The Fund pays each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") an annual retainer of $10,000 per investment company for the first 14 investment companies of the First Trust Fund Complex and an annual retainer of $7,500 per investment company of each subsequent investment company added to the First Trust Fund Complex. The annual retainer is allocated equally among each of the investment companies. No additional meeting fees are paid in connection with board or committee meetings.

Additionally, Thomas R. Kadlec is paid $10,000 annually to serve as the Lead Trustee and Niel B. Nielson is paid $5,000 annually to serve as the chairman of the Audit Committee, with such compensation paid by the funds in the First Trust Fund Complex and divided among those funds. Independent Trustees are also reimbursed by the investment companies in the First Trust Fund Complex for travel and out-of-pocket expenses in connection with all meetings.

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investment securities, excluding U.S. government and short-term investments, for the period ended May 31, 2007, were $8,985,122 and $0, respectively.

As of May 31, 2007, the aggregate gross unrealized appreciation for all securities in which there as an excess of value over tax cost was $10,381 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $22,808.

                                5. COMMON SHARES

As of May 31, 2007, 12,305,236 of $0.01 par value Common Shares were issued. An unlimited number of Common Shares has been authorized under the Fund's Dividend Reinvestment Plan.

COMMON SHARE TRANSACTIONS WERE AS FOLLOWS:

                                               PERIOD ENDED MAY 31, 2007
                                              SHARES              AMOUNT

Proceeds from Common Shares Sold ........   12,305,236        $ 235,030,008
Offering Costs ..........................           --             (492,210)
                                            ----------        -------------
                                            12,305,236        $ 234,537,798
                                            ==========        =============

                            6. CONCENTRATION OF RISK

An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of the entire principal invested. An investment in Common Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Common Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of Fund dividends and distributions. Security prices can fluctuate for several reasons including the general condition of the equity market, or when political or economic events affecting the issuers occur.

FINANCIAL SECTOR CONCENTRATION RISK: Under normal market conditions, the Fund will invest at least 25% of its total assets in securities of companies within industries in the financial sector. A fund concentrated in a single industry or group of industries is likely to present more risks than a fund that is broadly diversified over several industries or groups of industries. Compared to the broad market, an individual sector may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock, or regulatory changes. Specialty finance and other financial companies in general are subject to extensive government regulation, which may change frequently. The profitability of specialty finance and other financial companies is largely dependent upon the availability and cost of capital funds, and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. From time to time, severe competition may also affect the profitability of specialty finance and other financial companies. Financial companies can be highly dependent upon access to capital markets and any impediments to such access, such as

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

 FIRST TRUST/GALLATIN SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND (FGB)
                            MAY 31, 2007 (UNAUDITED)

general economic conditions or a negative perception in the capital markets of a company's financial condition or prospects could adversely affect its business. Leasing companies can be negatively impacted by changes in tax laws which affect the types of transactions in which such companies engage.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

 FIRST TRUST/GALLATIN SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND (FGB)
                            MAY 31, 2007 (UNAUDITED)

                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by PFPC Inc. (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc., as dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

          (1) If Common Shares are trading at or above NAV at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or (ii) 95% of the market price on that date.

          (2) If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (800) 331-1710, in accordance with such reasonable requirements as the Plan Agent and Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized, although cash is not received by you. Consult your financial advisor for more information.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

--------------------------------------------------------------------------------
                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------

 FIRST TRUST/GALLATIN SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND (FGB)
                            MAY 31, 2007 (UNAUDITED)

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q will available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                         NYSE CERTIFICATION INFORMATION

In accordance with Section 303A-12 of the New York Stock Exchange ("NYSE") Listed Company Manual, the Fund's President has certified to the NYSE that, as of April 27, 2007, he was not aware of any violation by the Fund of NYSE corporate governance listing standards. In addition, the Fund's reports to the SEC on Forms N-CSR and N-Q will contain certifications by the Fund's principal executive officer and principal financial officer that relate to the Fund's public disclosure in such reports and are required by Rule 30a-2 under the 1940 Act.

                               BY-LAW AMENDMENTS

On June 11, 2007, the Board of Trustees of the Fund approved certain changes to the By-Laws of the Fund relating to the staggered Board of Trusteess. These changes were not required to be, and were not, approved by the Fund's Shareholders. To receive a copy of the amended By-Laws, investors may call the Fund at (800) 988-5891.

                      ADVISORY AND SUB-ADVISORY AGREEMENTS

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of First Trust/Gallatin Specialty Finance and Financial Opportunities Fund (the "Fund"), including the Independent Trustees, unanimously approved the Investment Management Agreement (the "Advisory Agreement") between the Fund and First Trust Advisors L.P. (the "Advisor") and the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement" and together with the Advisory Agreement, the "Agreements") among the Fund, the Advisor and Gallatin Asset Management, Inc. (the "Sub-Advisor"), at a meeting held on April 16, 2007. The Board determined that the terms of the Agreements are fair and reasonable and that the Agreements are in the best interests of the Fund.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The reports, among other things, outlined the services to be provided by the Advisor and the Sub-Advisor (including the relevant personnel responsible for these services and their experience); the proposed advisory and sub-advisory fees for the Fund as compared to fees charged by investment advisors and sub-advisors to comparable funds and as compared to fees charged to other clients of the Advisor and the Sub-Advisor; estimated expenses of the Fund as compared to expense ratios of comparable funds; the nature of expenses to be incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Advisor and the Sub-Advisor; any fall-out benefits to the Advisor and the Sub-Advisor; and information on the Advisor's and the Sub-Advisor's compliance programs. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Fund and the Advisor and among the Fund, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund's perspective as well as from the perspective of shareholders.

In reviewing the Agreements, the Board considered the nature, quality and extent of services to be provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of the Fund, including the oversight of the Sub-Advisor. The Board noted the compliance program that had been developed by the Advisor and considered that the compliance program includes policies and procedures for monitoring the Sub-Advisor's compliance with the 1940 Act and with the Fund's investment objectives and policies. The Board also noted the efforts expended by the Advisor in organizing the Fund and making arrangements for entities to provide services to the Fund. With respect to the Sub-Advisory Agreement, the Board noted the background and experience of the Sub-Advisor's portfolio managers and the Sub-Advisor's investment style. At the meeting, the Trustees received a presentation from representatives of the Sub-Advisor and its affiliate, A.G. Edwards & Sons, Inc., the proposed lead managing underwriter, and were able to ask questions about the Sub-Advisor's

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------

 FIRST TRUST/GALLATIN SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND (FGB)
                            MAY 31, 2007 (UNAUDITED)

proposed investment strategies for the Fund. In light of the information presented and the considerations made, the Board concluded that the nature, quality and extent of services to be provided to the Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.

The Board considered the advisory and sub-advisory fees to be paid under the Agreements. The Board reviewed information compiled by the Advisor showing the proposed management fee and estimated expense ratio of the Fund as compared to the management fees and expense ratios of other similar funds. The Board discussed with representatives of the Advisor the limitations in creating a relevant peer group for the Fund and the reasoning behind selecting the peer funds provided in the materials. The Board also considered the proposed sub-advisory fee rate and how it would relate to the overall management fee structure of the Fund, noting that the fees to be paid to the Sub-Advisor would be paid by the Advisor from its advisory fee. The Board also considered the advisory fees paid to the Advisor by similar funds, and noted that the Advisor does not provide advisory services to clients with investment objectives and policies similar to the Fund's, other than to two other closed-end funds (for which the overall management fees are the same). The Board also considered information provided by the Sub-Advisor as to the fees it charges to other clients for a similar investment strategy, noting that such fees were higher than the proposed sub-advisory fee. Since the Fund is newly organized, the Board did not consider investment performance of the Fund. On the basis of all the information provided on the fees and expenses of the Fund, the Board concluded that the advisory and sub-advisory fees were reasonable and appropriate in light of the nature, quality and extent of services expected to be provided by the Advisor and the Sub-Advisor under the Agreements.

The Board noted that the Advisor continues to invest in personnel and infrastructure but did not identify any economies of scale to be realized by the Fund and indicated that, because the Fund is a closed-end fund that is not issuing more shares after the initial issuance of shares other than pursuant to its dividend reinvestment plan, the Advisor believed that any discussion of economies of scale was not meaningful. The Board concluded that the management fee reflects an appropriate level of sharing of any economies of scale. The Board took the costs to be borne by the Advisor in connection with its services to be performed under the Advisory Agreement into consideration and noted that the Advisor was unable to estimate the profitability of the Advisory Agreement to the Advisor. The Board considered that the Sub-Advisor was unable to estimate the profitability of the Sub-Advisory Agreement to the Sub-Advisor, but the Board noted that the sub-advisory fee rate was negotiated at arm's length between the Advisor and the Sub-Advisor, and that the Sub-Advisor would be paid by the Advisor. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor its exposure to investors and brokers who, in the absence of the Fund, may have had no dealings with the Advisor. The Board also considered the fall-out benefits expected to be realized by the Sub-Advisor and its affiliate, A.G. Edwards & Sons, Inc., from its relationship with the Fund. The Board noted that the Sub-Advisor would not utilize soft dollars in connection with its management of the Fund's portfolio.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements are expected to be fair and reasonable and that the approval of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

                                 PRIVACY POLICY

The open-end and closed-end funds advised by First Trust Advisors L.P. (each a "FUND") consider your privacy an important priority in maintaining our relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We may collect nonpublic personal information about you from the following sources:

o Information we receive from you or your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

o    Information about your transactions with us, our affiliates or others;

o    Information we receive from your inquiries by mail, e-mail or telephone;
     and

o Information we collect on our website through the use of "cookies." For example, we may identify the pages on our website that your browser requests or visits.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------

 FIRST TRUST/GALLATIN SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND (FGB)
                            MAY 31, 2007 (UNAUDITED)

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. The permitted uses include the disclosure of such information to unaffiliated companies for the following reasons:

o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives and printers.

o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information with affiliates of the Fund. Please note, however, that the California Financial Information Privacy Act contains an "opt out" mechanism that California consumers may use to prevent us from sharing nonpublic personal information with affiliates.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, the Fund restricts access to your nonpublic personal information to those individuals who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time; however, if we do change it, we will tell you promptly.

For questions about our policy, or for additional copies of this notice, please contact us at (800) 621-1675.

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) Not Applicable.

(b) IDENTIFICATION OF PORTFOLIO MANAGERS OR MANAGEMENT TEAM MEMBERS AND DESCRIPTION OF ROLE OF PORTFOLIO MANAGERS OR MANAGEMENT TEAM MEMBERS

         All investment decisions for the registrant, as well as other investment strategies of Gallatin Asset Management, Inc. ("Gallatin"), are made utilizing a team approach by which no one member can make decisions unilaterally. All portfolios are developed based on research conducted internally by Gallatin's research committee which is comprised of ten members, including portfolio managers which all serve as security analysts also. Each member of the research committee has general sector/industry areas of concentration and is responsible for making security recommendations to the research committee. The research team generally meets a couple times each week to discuss new security recommendations, new security ideas in progress, as well as securities already held in any of the portfolio models.

         Once a new security has been approved by the research committee, the Management Team for the registrant, comprised of the following three portfolio managers, is responsible for reviewing the appropriateness and fit of every new security that has been approved for investment by the research committee.

         Mark A. Keller - Mark serves as senior vice president and chief investment officer for Gallatin and chairman of the registrant's
         Management Team. Since 1994 Mark has led A.G. Edwards' separately managed accounts program and continues in this capacity now as part of the wholly owned subsidiary, Gallatin Asset Management, Inc. Mark also chairs A.G. Edwards' Investment Strategy Committee. Prior to 1994, he served for 15 years in A.G. Edwards' Securities Research Department as an analyst covering a variety of industries. During his last five years in Securities Research, Mark served as equity strategist and manager of the firm's Focus List. As chairman of the Management Team, Mark has overall responsibility for oversight of the investment process which includes security research, portfolio development and implementation.

         David B Miyazaki - David serves as an equity portfolio manager and a member of A.G. Edwards' Investment Strategy Committee. One of David's security research focuses since joining A.G. Edwards in 1999, has been in the area of BDC's and REITS. Prior to joining A.G. Edwards in 1999, David worked with high net worth investment portfolios and administered corporate retirement assets for Koch Industries in Wichita, Kansas His previous experience includes investment analysis for an institutional buyer of private placement debt, mezzanine lending and mortgage-backed securities trading for a regional firm in Dallas, Texas.

         Daniel T. Winter - Dan serves as an equity portfolio manager and directs the daily trading for Gallatin's equity portfolios. He has served in the capacity of portfolio manager since 1992, first for A.G. Edwards Trust Co., then with the firm's separately managed accounts department. Since joining the firm's separately managed accounts department, one of Dan's research focuses has been in the financial sector including lending institutions and insurance.


                                                                       Length of
              NAME                             TITLE                    SERVICE             BUSINESS EXPERIENCE PAST 5 YEARS
              ----                             -----                    -------             --------------------------------
 1.Mark A. Keller                    SVP, Chief Inv Officer             27 years      CIO AGE Asset Mgmt (1994 - 2005)
                                                                                      CIO Gallatin Asset Mgmt (2005 -present).

 2.David B. Miyazaki                  VP, Portfolio Manager             8 years       Portfolio Mgr, AGE Asset Mgmt (1999-2005)
                                                                                      Portfolio Mgr, Gallatin Asset Mgmt (2005 -
                                                                                      present)

 3.Daniel T. Winter                   VP, Portfolio Manager             14 years      Portfolio Mgr, AGE Asset Mgmt (1996-2005)
                                                                                      Portfolio Mgr, Gallatin Asset Mgmt
                                                                                      (2005-present)

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS OR MANAGEMENT TEAM MEMBER AND POTENTIAL CONFLICTS OF INTEREST

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS OR MANAGEMENT TEAM MEMBER

                                                                           Total                       # of Accounts    Total Assets
                                                                                                     Managed for which    for which
                                                                           # of                       Advisory Fee is   Advisory Fee
 Name of Portfolio Manager OR                                            ACCOUNTS                        Based on        is Based on
          TEAM MEMBER                     TYPE OF ACCOUNTS*               MANAGED     Total ASSETS      PERFORMANCE      PERFORMANCE
          -----------                     -----------------               -------          -------      -----------      -----------
1. MARK A. KELLER                Registered Investment Companies:            2           $493.2              0                n/a
   ---------------
                                                                                        million
                                 Other Pooled Investment Vehicles:          12           $75.8               0                n/a
                                                                                        million
                                 Other Accounts:                          49,457          $8.9               0                n/a
                                                                                        billion

2.  DAVID B. MIYAZAKI            Registered Investment Companies:            2           $493.2              0                n/a
    -----------------
                                                                                        million
                                 Other Pooled Investment Vehicles:          11           $29.2               0                n/a
                                                                                        million
                                 Other Accounts:                          47,553          $7.6               0                n/a
                                                                                        billion

3.  DANIEL T. WINTER             Registered Investment Companies:            2           $493.2              0                n/a
   ------------------
                                                                                        million
                                 Other Pooled Investment Vehicles:          11           $29.2               0                n/a
                                                                                        million
                                 Other Accounts:                          47,553          $7.6               0                n/a
                                                                                        billion

Information provided as of May 31, 2007.

POTENTIAL CONFLICTS OF INTERESTS

Gallatin recognizes its fiduciary responsibility as an adviser which requires a duty of loyalty to all of its clients, including the registrant. Such duty requires that the adviser act in the best interest of all its clients and always place the clients' interests first and foremost. Acknowledging this, Gallatin has adopted policies and procedures to mitigate conflicts of interests that could arise because members of the registrant's Management team also manage other equity portfolios where similar investments to those of the registrant, are appropriate. These conflicts could include such things as: the allocation of investment opportunities amongst clients, employee trading, implementation and proxy voting.

ALLOCATION OF INVESTMENT OPPORTUNITIES: At times it is possible that security ideas developed and approved by the research committee are potentially appropriate for more than one of Gallatin's equity strategies. In these instances, it is the portfolio management team's responsibility to review all of the possible strategies to determine if it is appropriate to add the new security to a strategy. The portfolio management team looks at many factors starting with a review of the current holdings in each of the possible strategies to first determine if there is room (or available cash) for another security in the strategy. They also compare the new security to similar securities already held in the model to determine if the new security is more or less attractive than what is already held, as well as sector weightings within the strategy. At times the portfolio management team may decide that a new security would be an equally attractive addition to more than one of its strategies, in which case it is added to both. It is also possible, that continuously changing factors (such as a sale of a similar security) in an equity strategy will cause the portfolio management team to add a security to a second or additional strategy at a later date.

EMPLOYEE TRADING - When advisory employees invest for their own accounts, conflicts of interest could arise between the registrant's and the employee's interests. Potential conflicts would include taking an investment opportunity from the registrant for an employee's own portfolio, using an employee's advisory position to take advantage of available investments, or front running (which may be an employee trading before making registrant transactions, thereby taking advantage of information or using registrant portfolio assets to have an effect on the market which is used to the employee's benefit). This potential conflict exists because employees within the Gallatin are responsible not only for the research and selection of securities for the registrant but also for the trading and implementation for the registrant. To that extent, Gallatin has adopted stringent policies and procedures for trading by its personnel which includes a trade pre-approval process that must occur BEFORE trades in non-exempt securities may be placed, a black-out period for purchases, as well as "last-in, last-out" provisions for sales of securities held in client portfolios.

The supervision of trading in employee or related accounts is the responsibility of the Chief Investment Officer and is affected through daily reviews of trades in employee and family accounts, as well as initial holdings reviews for new employees, and quarterly holding and transaction reviews. Reports utilized by the CIO for purposes of supervision are dated and initialed, then filed in a secure file to meet evidence and recordkeeping requirements.

PROXY VOTING - Gallatin retains the services of an unaffiliated third-party proxy-voting agent to monitor corporate actions, analyze proxy voting issues and provide voting recommendations and execute proxy votes based on its predetermined voting policy. This predetermined voting policy is predicated on general proxy-voting guidelines, which have been adopted by Gallatin. These guidelines are reviewed periodically by the Gallatin Proxy Committee and are subject to change.

Because proxy issues and the circumstances of individual companies are so varied, there may be rare situations when Gallatin may determine it appropriate to deviate from these guidelines. As in all other cases, Gallatin has a fiduciary duty to vote these proxies in what it believes to be the best interest of the clients. However, Gallatin may occasionally be subject to conflicts of interest in voting proxies due to business or personal relationships with persons or entities having an interest in the outcome of certain votes. For example, A.G. Edwards, Inc. may provide custody, investment management, brokerage, investment banking and related services to accounts owned or controlled by companies whose management is soliciting proxies. Additionally, Gallatin may have business or personal relationships with other proponents of proxy proposals, corporate directors or candidates for directorship.

In instances where Gallatin determines it appropriate to deviate from the pre-determined voting policy, it has adopted due diligence policies and procedures to take reasonable steps to identify possible conflicts of interest that could bias its voting decision. With respect to identifying possible conflicts of interest resulting from BUSINESS RELATIONSHIPS, Gallatin's policies and procedures include steps to determine whether any of the companies (including their executive officers) involved in the proxy votes have accounts or relationships with Edwards or their immediate family members, before a vote may be changed.

IMPLEMENTATION: Gallatin has adopted policies and procedures by which trades are aggregated and blocked across all portfolios whenever possible and clients receive an average price if the block is executed at multiple prices. Partially executed trades are allocated using a computer generated, total random process.

In those cases where it is not possible to aggregate all orders of the same security, Gallatin has adopted trade rotation procedures for all of its discretionary clients that it feels are fair and equitable to all clients, with no client being favored or disfavored over any other group.

Supervision of Gallatin's allocation process is the responsibility of the Gallatin Best Execution Committee, which is chaired by the Chief Investment Officer and is comprised of equity and fixed income portfolio managers, as well as implementation staff. The committee meets on a quarterly basis to review Best Execution practices and is evidenced by meeting minutes.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS OR MANAGEMENT TEAM MEMBERS

Gallatin seeks to maintain a highly competitive compensation program designed to attract and retain qualified investment professionals, which includes portfolio managers and research analysts, and to align the interests of its investment professionals with that of its clients and overall firm results. The principal components of compensation for portfolio managers include a base salary, annual bonus, restricted stock, annual discretionary merit cash and stock bonus, and various retirement benefits including contributions to an attractive 401(k) plan and excess profit sharing plan.

Compensation is based on a number of subjective factors, including overall contribution of the employee to the firm and the department, and is not tied to the performance of the registrant.

DISCLOSURE OF SECURITIES OWNERSHIP

         Information provided as of May 31, 2007.
                                                  Dollar Range of Fund Shares
           Name                                      Beneficially Owned

           Mark A. Keller                                   $0.00
           David B. Miyazaki                                $0.00
           Daniel T. Winter                                 $0.00


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Item 10. Submission of Matters to a Vote of Security Holders.

         At the Registrant's organizational meeting on April 16, 2007, the registrant's Board of Trustees adopted a Nominating and Governance Committee Charter which includes procedures by which shareholders may recommend nominees to the Registrant's board of trustees as described below:

         Any proposal to elect any person nominated by shareholders for election as trustee may only be brought before an annual meeting of the Registrant if timely written notice (the "Shareholder Notice") is provided to the secretary of the Registrant. Unless a greater or lesser period is required under applicable law, to be timely, the Shareholder Notice must be delivered to or mailed and received at Registrant's address, 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532, Attn: W. Scott Jardine, not less than forty-five (45) days nor more than sixty (60) days prior to the first anniversary date of the date of the Registrant's proxy statement released to shareholders for the prior year's annual meeting; provided, however, if and only if the annual meeting is not scheduled to be held within a period that commences thirty (30) days before the first anniversary date of the annual meeting for the preceding year and ends thirty (30) days after such anniversary date (an annual meeting date outside such period being referred to herein as an "Other Annual Meeting Date"), such Shareholder Notice must be given in the manner provided herein by the later of the close of business on (i) the date forty-five (45) days prior to such Other Annual Meeting Date or (ii) the tenth (10th) business day following the date such Other Annual Meeting Date is first publicly announced or disclosed.

         Any shareholder submitting a nomination of any person or persons (as the case may be) for election as a trustee or trustees of the Registrant shall deliver, as part of such Shareholder Notice: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person or persons to be nominated; (B) the class or series and number of all shares of the Registrant owned of record or beneficially by each such person or persons, as reported to such shareholder by such nominee(s);
(C) any other information regarding each such person required by paragraphs (a),
(d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act") (or any successor provision thereto); (D) any other information regarding the person or persons to be nominated that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitation of proxies for election of trustees or directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether such shareholder believes any nominee is or will be an "interested person" of the Registrant (as defined in the Investment Company Act of 1940) and, if not an "interested person," information regarding each nominee that will be sufficient for the Registrant to make such determination; and (ii) the written and signed consent of any person to be nominated to be named as a nominee and to serve as a trustee if elected. In addition, the trustees may require any proposed nominee to furnish such other information as they may reasonably require or deem necessary to determine the eligibility of such proposed nominee to serve as a trustee.

         Without limiting the foregoing, any shareholder who gives a Shareholder Notice of any matter proposed to be brought before a shareholder meeting (whether or not involving nominees for trustees) shall deliver, as part of such Shareholder Notice: (i) the description of and text of the proposal to be presented; (ii) a brief written statement of the reasons why such shareholder favors the proposal; (iii) such shareholder's name and address as they appear on the Registrant's books; (iv) any other information relating to the shareholder that would be required to be disclosed in a proxy statement or other filings required to be made in connection with the solicitation of proxies with respect to the matter(s) proposed pursuant to Section 14 of the Exchange Act; (v) the class or series and number of all shares of the Registrant owned beneficially and of record by such shareholder; (vi) any material interest of such shareholder in the matter proposed (other than as a shareholder); (vii) a representation that the shareholder intends to appear in person or by proxy at the shareholder meeting to act on the matter(s) proposed; (viii) if the proposal involves nominee(s) for trustees, a description of all arrangements or understandings between the shareholder and each proposed nominee and any other person or persons (including their names) pursuant to which the nomination(s) are to be made by the shareholder; and (ix) in the case of a shareholder (a "Beneficial Owner") that holds shares entitled to vote at the meeting through a nominee or "street name" holder of record, evidence establishing such Beneficial Owner's indirect ownership of, and entitlement to vote, shares at the meeting of shareholders. As used herein, shares "beneficially owned" shall mean all shares which such person is deemed to beneficially own pursuant to Rules 13d-3 and 13d-5 under the Exchange Act.

         A copy of the Nominating and Governance Committee Charter is available on the Registrant's website at www.ftportfolios.com.




Registrant's website at www.ftportfolios.com.


ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

      (b)     Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) FIRST TRUST/GALLATIN SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              AUGUST 6, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              AUGUST 6, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)* /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                         Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer
                         (principal financial officer)

Date              AUGUST 6, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.